UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

  630 Fitzwatertown Road

(Address of principal executive offices)

Willow Grove, PA  19090-1904

(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2011

Date of reporting period: 03/31/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS
SCHEDULE OF INVESTMENTS - March 31, 2011 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS - 73.83%

Debt Funds - 12.42%
iShares Barclays Aggregate Bond Fund		20,630	$ 2,168,832

Equity Funds - 61.41%
iShares MSCI Emerging Markets Index Fund		30,123	1,466,689
iShares Russell 1000 Growth Index Fund **		18,623	1,126,133
iShares Russell 1000 Value Index Fund		65,767	4,516,220
iShares Russell 2000 Growth Index Fund		3,133	298,700
iShares Russell 2000 Value Index Fund **		25,349	1,910,807
Vanguard European ETF		24,346	1,264,775
Vanguard Pacific ETF		2,530	141,250
			10,724,574

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,206,954)			12,893,406

SHORT-TERM INVESTMENTS - 26.51%
Fidelity Institutional Money Market Portfolio - 0.25% *		4,629,518	4,629,518
TOTAL SHORT-TERM INVESTMENTS (Cost $4,629,518)			4,629,518

Total Investments (Cost $16,836,472) - 100.34%			$ 17,522,924

OPTIONS WRITTEN (Proceeds $25,699) - (0.21%)			(36,000)

Liabilities in Excess of Other Assets, Net - (0.13)%			(22,643)

Net Assets - 100%			$ 17,464,281

OPTIONS WRITTEN- (0.21%)	Expiration Date - Exercise Price	Contracts (a)	Value

Call Options Written - (0.19%)
iShares Russell 1000 Growth Index Fund	04/16/2011 - $60	100	$ (11,500)
iShares Russell 2000 Value Index Fund	04/16/2011 - $74	100	(21,500)
			(33,000)
Put Options Written - (0.02%)
iShares Russell 2000 Growth Index Fund	04/16/2011 - $87	100	(3,000)

TOTAL OPTIONS WRITTEN (Proceeds $25,699)			$ (36,000)

*          Rate shown represents the rate at  March 31, 2011, is subject to change and resets daily.

**       A portion of this security is pledged as collateral for call options written.

(a)        One contract is equivalent to 100 shares of the exchange traded fund.

(b)        Represents weightings as of March 31, 2011 and are subject to change.

The accompanying notes are an integral part of this schedule of investments.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds(b)	$ 12,893,406	$ -	$ 12,893,406
Short-Term Investments	-	4,629,518	4,629,518
Total	$ 12,893,406	$ 4,629,518	$ 17,522,924

Liabilities Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call options written	$ 33,000	$ -	$ 33,000
Put options written	3,000	-	3,000
Total	$ 36,000	$ -	$ 36,000

(a) As of and during the nine month period ended March 31, 2011, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All exchange-traded funds held in the Fund are Level 1 securities. For a detailed break-out of exchange traded funds by major index classification, please refer to the Schedule of Investments.

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

During the nine month period ended March 31, 2011, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2011, no securities were fair valued.

(2)

ACCOUNTING FOR OPTIONS

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely.   The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as "straddles," "collars" or "spreads") or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset.  Each day the option contract is valued in accordance with the procedures for security valuation discussed above.  When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated.  When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid.  When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the statement of assets and liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Call options written, at value	$ 33,000
Put options written	Put options written, at value	3,000
Total		$ 36,000

The effect of derivative instruments on the Statements of Operations for the nine month period ended March 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments under GAAP	Location of Gain (Loss) on Derivatives recognized in income	Gain (loss) on Derivatives recognized in income
Call options written	Net realized gain on options written	$ 71,343
Put options written	Net realized gain on options written	14,369
Call options written	Net change in unrealized depreciation on options written	(14,201)
Put options written	Net change in unrealized depreciation on options written	$ 3,900
Total		$ 75,411

DAY HAGAN TACTICAL ALLOCATION FUND OF ETFS

NOTES TO FINANCIAL STATEMENTS

March 31, 2011 (Unaudited)

(3)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the nine month period ended March 31, 2011 were as follows:

	Call Options
	Number of Options	Option Premiums
Options outstanding at beginning of year	-	$ -
Options written	1,750	178,837
Options covered	(629)	(64,320)
Options exercised	(396)	(54,603)
Options expired	(525)	(41,114)
Options outstanding end of period	200	$ 18,800

	Put Options
	Number of Options	Option Premiums
Options outstanding at beginning of year	-	$ -
Options written	501	38,068
Options covered	-	-
Options exercised	(200)	(16,800)
Options expired	(201)	(14,369)
Options outstanding end of period	100	$ 6,899

(4)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 16,867,459	$ 666,503	$ (47,038)	$ 619,465

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales for the Fund.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	May 26, 2011